FINANCIAL RISK MANAGEMENT - Credit Risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) item
Credit Risk
Percentage of working interest in majority wells	100.00%
Expenditure commitments	$ 82,603
Minimum Revenue Commitment [Member]
Credit Risk
Expenditure commitments	$ 70,589
Credit Risk
Credit Risk
Number of customers owing more than 10% of accrued revenue receivables | item	1
Credit Risk | Customer one
Credit Risk
Percentage of accrued revenue receivables accounted	74.00%
Trade receivables	$ 12,100
Credit Risk | Minimum Revenue Commitment [Member]
Credit Risk
Expenditure commitments	$ 70,600